Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Current Liabilities [Line Items]
Wages and bonus	$ 29,629	$ 29,028
Dividends	32,451	21,382
Research and development payable	5,638	5,456
License fees and royalties	3,729	4,021
Professional fees	2,286	2,038
Equipment	1,844	492
Others	8,186	6,319
Accrued expenses and other current liabilities	$ 83,763	$ 68,736